Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2014